Significant accounting policies, estimates and judgements - Additional information (Details)	12 Months Ended
Dec. 31, 2024
Significant accounting policies, estimates and judgements
Period of capitalisation of costs directly associated with exploration well after drilling is completed	12 months
Number of days past due for financial asset to be considered in default	180 days